[LOGO]USAA(R)

                   USAA NEW YORK
                        MONEY MARKET Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                   NONE OF THE INCOME FROM OUR
[PHOTO]         TAX-EXEMPT MUTUAL FUNDS HAS BEEN
               SUBJECT TO THE AMT...A COMMITMENT
                  WE PLAN TO KEEP IN THE FUTURE.
                          [GRAPHIC]

--------------------------------------------------------------------------------

         At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

         If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

         Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax
         (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

....C O N T I N U E D
====================------------------------------------------------------------

         Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

         On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

         USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           2

FINANCIAL INFORMATION

   Distributions to Shareholders                                     9

   Independent Auditors' Report                                     10

   Portfolio of Investments                                         11

   Notes to Portfolio of Investments                                17

   Financial Statements                                             18

   Notes to Financial Statements                                    21

DIRECTORS' INFORMATION                                              27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA NEW YORK MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality, New York tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

         * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

-----------------------------------------------------------------------------------------------
                                                              3/31/02             3/31/01
-----------------------------------------------------------------------------------------------
 Net Assets                                               $99.3 Million        $100.8 Million
 Net Asset Value Per Share                                   $1.00                $1.00

-----------------------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/02
-----------------------------------------------------------------------------------------------
 1 YEAR                   5 YEARS                    10 YEARS                    7-DAY YIELD
 1.79%                     2.92%                       2.86%                        1.02%

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

....C O N T I N U E D
====================------------------------------------------------------------
                     OVERVIEW

                         [CHART]

                 7-DAY YIELD COMPARISON
                 ----------------------

                       USAA NY MONEY
                        MARKET FUND              IMONEYNET
                        -----------              ---------
 3/26/01                   2.92                     2.81
 4/30/01                   3.64                     3.38
 5/21/01                   2.73                     2.48
 6/25/01                   2.53                     2.40
 7/30/01                   2.28                     2.05
 8/27/01                   1.73                     1.65
 9/24/01                   1.73                     1.63
10/29/01                   1.58                     1.54
11/26/01                   1.29                     1.19
12/31/01                   1.29                     1.17
 1/28/02                   0.98                     0.87
 2/25/02                   0.92                     0.82
 3/25/02                   0.99                     0.97

DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/25/02.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Regina G. Shafer, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2001, TO MARCH 31, 2002?

         The USAA New York Money Market Fund performed well for the 12 months ending March 31, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 16 out of 49 New York tax-exempt money market funds. The Fund had a return of 1.79%, compared to an average return of 1.67% for the category over the same period.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         At the time of the last annual report, the U.S. economy had officially entered a recession. Signs of strength during the summer led some to predict a rebound in early 2002. However, in early September, economic data showed a sharp downturn, and the terrorist attacks of September 11, 2001, disrupted normal business activities. The Federal Reserve Board (the Fed) acted to support the economy and lowered the federal funds rate four times after the attacks. By the end of 2001, it stood at 1.75%.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

....C O N T I N U E D
====================------------------------------------------------------------
                     COMMENTARY on the Fund

          Improved business conditions in December and positive economic surprises in early 2002 led to speculation that the Fed would raise interest rates sometime later in the year. In addition, the collapse of Enron and the related accounting scandal made investors more cautious, creating a flight to quality.

          Interest rates fell dramatically in 2001 but began to inch up in early 2002. Last April, we saw tax-exempt one-year notes at 3.04%, and yields generally fell until they hit their low of 1.45% in January. They have since risen to 2.15%, according to the Bond-Buyer One-Year Note Index. A similar downward trend could be seen in the yields of other issues such as commercial paper and variable-rate demand notes (VRDNs). These have also started to rebound from their January lows.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

          To protect against falling rates, we added longer-term securities with fixed rates. We also bought medium-term commercial paper to keep the Fund from being locked into low interest rates for an extended period. The portfolio contains a sizable position in VRDNs, which have interest rates that reset each day or week to current market levels. The portfolio is now positioned across a range of maturities so it can capture rising yields no matter when the Fed begins to tighten rates.

          After the 9/11 terrorist attacks, we purchased New York City recovery notes, not only because of the city's creditworthiness but also because we are confident in its ability to recover.

          The Fund has not experienced credit quality problems over the period, despite the market's concern about Enronlike accounting problems. We continue to be very selective about our purchases; our dedicated team of analysts scrutinizes all issues we consider.

          THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

....C O N T I N U E D
====================------------------------------------------------------------

WHAT IS THE OUTLOOK?

         An increasing number of positive economic signs may be signaling the end of the recession. The market is already anticipating rate increases later in the year, although the Fed may not act until inflation is a concern. The Fund is positioned to respond to the resulting rise in short-term interest rates.

7

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

               PORTFOLIO MIX
                  3/31/02
                  -------

                         [CHART]

Put Bonds                                        1.0%
Fixed-Rate Instruments                          27.0%
Variable-Rate Demand Notes                      71.8%

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

.... C O N T I N U E D
=====================-----------------------------------------------------------

                       [CHART]

          CUMULATIVE PERFORMANCE OF $10,000
          ---------------------------------

                                             USAA NY MONEY
                                              MARKET FUND
                                              -----------

Mar-92                                         10000.00
Apr-92                                         10025.94
May-92                                         10052.42
Jun-92                                         10075.81
Jul-92                                         10095.59
Aug-92                                         10117.22
Sep-92                                         10141.42
Oct-92                                         10162.88
Nov-92                                         10182.88
Dec-92                                         10203.54
Jan-93                                         10219.03
Feb-93                                         10234.85
Mar-93                                         10251.15
Apr-93                                         10267.51
May-93                                         10284.31
Jun-93                                         10302.74
Jul-93                                         10318.45
Aug-93                                         10337.39
Sep-93                                         10355.39
Oct-93                                         10372.61
Nov-93                                         10390.91
Dec-93                                         10408.27
Jan-94                                         10423.70
Feb-94                                         10439.97
Mar-94                                         10456.40
Apr-94                                         10472.70
May-94                                         10494.14
Jun-94                                         10512.09
Jul-94                                         10529.08
Aug-94                                         10551.81
Sep-94                                         10576.66
Oct-94                                         10600.93
Nov-94                                         10627.21
Dec-94                                         10657.39
Jan-95                                         10686.23
Feb-95                                         10713.78
Mar-95                                         10744.47
Apr-95                                         10776.12
May-95                                         10813.51
Jun-95                                         10843.59
Jul-95                                         10872.92
Aug-95                                         10906.03
Sep-95                                         10937.84
Oct-95                                         10972.42
Nov-95                                         11005.76
Dec-95                                         11039.52
Jan-96                                         11072.68
Feb-96                                         11100.33
Mar-96                                         11126.83
Apr-96                                         11157.75
May-96                                         11189.86
Jun-96                                         11216.26
Jul-96                                         11244.93
Aug-96                                         11273.78
Sep-96                                         11303.77
Oct-96                                         11333.10
Nov-96                                         11361.15
Dec-96                                         11393.23
Jan-97                                         11422.92
Feb-97                                         11450.95
Mar-97                                         11478.80
Apr-97                                         11510.08
May-97                                         11543.27
Jun-97                                         11576.72
Jul-97                                         11607.64
Aug-97                                         11635.28
Sep-97                                         11668.20
Oct-97                                         11699.74
Nov-97                                         11730.28
Dec-97                                         11766.47
Jan-98                                         11797.27
Feb-98                                         11825.36
Mar-98                                         11855.99
Apr-98                                         11888.99
May-98                                         11920.90
Jun-98                                         11953.83
Jul-98                                         11982.67
Aug-98                                         12010.95
Sep-98                                         12040.54
Oct-98                                         12068.15
Nov-98                                         12096.11
Dec-98                                         12124.81
Jan-99                                         12150.32
Feb-99                                         12171.87
Mar-99                                         12199.96
Apr-99                                         12227.80
May-99                                         12256.01
Jun-99                                         12287.57
Jul-99                                         12313.92
Aug-99                                         12343.25
Sep-99                                         12373.35
Oct-99                                         12402.16
Nov-99                                         12436.06
Dec-99                                         12470.87
Jan-00                                         12503.12
Feb-00                                         12534.71
Mar-00                                         12569.57
Apr-00                                         12602.87
May-00                                         12650.41
Jun-00                                         12690.14
Jul-00                                         12727.94
Aug-00                                         12767.61
Sep-00                                         12806.34
Oct-00                                         12849.95
Nov-00                                         12890.94
Dec-00                                         12928.72
Jan-01                                         12962.61
Feb-01                                         12994.97
Mar-01                                         13023.77
Apr-01                                         13059.55
May-01                                         13092.18
Jun-01                                         13117.44
Jul-01                                         13142.34
Aug-01                                         13162.71
Sep-01                                         13180.43
Oct-01                                         13199.44
Nov-01                                         13214.80
Dec-01                                         13227.18
Jan-02                                         13237.60
Feb-02                                         13246.99
Mar-02                                         13257.08

DATA FROM 3/31/92 THROUGH 3/31/02.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

         Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

9

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA NEW YORK MONEY MARKET FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA NEW YORK MONEY MARKET FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA New York Money Market Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA New York Money Market Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

         San Antonio, Texas
         May 3, 2002

11

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities that are rated in one of the two highest categories for short-term securities or, if not rated, are of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

         (PRE)    Prerefunded to a date prior to maturity.
         (LOC)    Enhanced by a bank letter of credit.
         (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
         (NBGA)   Enhanced by a nonbank guarantee agreement.
         (INS)    Scheduled principal and interest payments are
                  insured by:
                  (1) MBIA, Inc.
                  (2) AMBAC Financial Group, Inc.
                  (3) Financial Guaranty Insurance Co.
                  (4) Financial Security Assurance Holdings Ltd.
                  (5) Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
-----------------------------------------------------------------------

         BAN      Bond Anticipation Note
         COP      Certificate of Participation
         CP       Commercial Paper
         CSD      Central School District
         GO       General Obligation
         IDA      Industrial Development Authority/Agency
         MERLOT   Municipal Exempt Receipts-Liquidity Optional
                    Tender
         MLO      Municipal Lease Obligation
         MTA      Metropolitan Transportation Authority
         PUTTER   Puttable Tax-Exempt Receipts
         RAN      Revenue Anticipation Note
         RB       Revenue Bond

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                    COUPON        FINAL
   AMOUNT  SECURITY                                            RATE     MATURITY    VALUE
-----------------------------------------------------------------------------------------
           VARIABLE-RATE DEMAND NOTES (71.8%)
           NEW YORK
  $ 4,070  Albany IDA RB, Series 2001A (LIQ)(INS)(2)           1.45%  11/01/2032  $ 4,070
           Chautauqua County IDA RB,
    2,950    Series 2000A (LOC)                                1.45    8/01/2030    2,950
    6,000    Series 2001A (LOC)                                1.45   12/01/2031    6,000
    3,050  Dutchess County IDA RB,
             Series 1997 (LOC)                                 1.50   10/01/2017    3,050
    1,400  Monroe County IDA RB,
             Series 1999A (LOC)                                1.55    6/01/2029    1,400
    2,800  MTA Transit Facilities RB, Series 1999A,
             MERLOT Series 2000F (LIQ)(INS)(3,a)               1.56    7/01/2029    2,800
    4,500  New York City GO, Fiscal 1996
             Series J-2 (LOC)                                  1.45    2/15/2016    4,500
    3,000  New York City Health and Hospitals
             Corp. RB, Series 1997F (LOC)                      1.55    2/15/2026    3,000
           New York City IDA Civic Facility RB,
    2,100    Series 1998 (LOC)                                 1.60   12/01/2013    2,100
    1,800    Series 2000 (LOC)                                 1.60    3/01/2020    1,800
    6,400    Series 2000 (LOC)                                 1.75    9/30/2031    6,400
    1,700    Series 2001 (LOC)                                 1.75   12/30/2021    1,700
    1,300    Series 2001 (LOC)                                 1.65   12/01/2027    1,300
    1,000  New York City Municipal Water Finance
             Auth. RB, Fiscal 1996 Series B, PUTTER,
             Series 198 (LIQ)(INS)(1,a)                        1.40    6/15/2026    1,000
   11,485  Ramapo Housing Auth. RB,
             Series 1998 (LOC)                                 1.65   12/01/2029   11,485
    3,685  Rensselaer County IDA Senior Housing RB,
             Series 1999A (NBGA)                               1.55    7/01/2029    3,685
           Rockland County IDA RB,
    5,130    Series 1999 (LOC)                                 1.65    2/01/2029    5,130
    2,775    Series 2002 (LOC)                                 1.65    1/01/2032    2,775
    1,540  Suffolk County IDA RB, Series 1992 (LOC)            1.55   12/01/2012    1,540
    2,500  Urban Development Corp. RB, Series C,
             MERLOT, Series 2000N (LIQ)(INS)(2,a)              1.56    1/01/2029    2,500
    2,115  Westchester County IDA RB,
             Series 1998 (LOC)                                 1.60   10/01/2028    2,115
                                                                                  -------
           Total variable-rate demand notes (cost: $71,300)                        71,300
                                                                                  -------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                    COUPON        FINAL
   AMOUNT  SECURITY                                            RATE     MATURITY    VALUE
-----------------------------------------------------------------------------------------
           PUT BOND(1.0%)
           NEW YORK
  $ 1,000  Mortgage Agency RB,
             34th Series (cost: $1,000)                        1.65%  10/01/2031  $ 1,000
                                                                                  -------

           FIXED-RATE INSTRUMENTS(27.0%)
           NEW YORK (23.2%)
      327  Amsterdam Enlarged City School District GO,
             Series 2001 (INS)(3)                              3.50   12/15/2002      330
      400  Bath CSD GO, Series 2002 (INS)(3)                   4.00    6/15/2002      402
           Binghamton Public Improvement GO,
      290    Series 2002A (INS)(3)                             2.50    3/01/2003      292
      585    Series 2002B (INS)(3)                             2.50    2/15/2003      590
      454  Brewster CSD GO, Series 2001 (INS)(3)               4.50    4/15/2002      454
      383  Caledonia-Mumford CSD GO,
             Series 2002 (INS)(3)                              4.13    6/15/2002      385
    1,000  Cohoes GO BAN, Series 2002                          2.75    3/21/2003    1,006
      205  Dormitory Auth. RB, Series 2001 (INS)(2)            3.25    7/01/2002      206
    1,700  Dutchess County Resource Recovery
             Agency RB, Series 1995A (PRE)                     6.80    1/01/2010    1,793
      330  Gananda CSD GO, Series 2002 (INS)(3)                4.50    6/15/2002      332
    1,640  Ithaca City School District GO RAN,
             Series 2001                                       3.00    6/28/2002    1,642
      410  Middle Country CSD GO, Series 2001 (INS)(3)         4.70    5/15/2002      411
      590  New Rochelle School District GO,
             Series 2001A (INS)(4)                             3.75   12/15/2002      597
           New York City GO,
    1,000    Fiscal 1992 Series A                              3.00    8/15/2002    1,003
      490    Fiscal 1995 Series A                              5.75    8/01/2002      496
    1,000    Fiscal 1997 Series L                              5.10    8/01/2002    1,010
    2,000  New York City Transitional Finance
             Auth. BAN, Fiscal 2002 Series 3                   2.75   11/13/2002    2,012
    1,000  New York City Transitional Finance
             Auth. Recovery Notes, Fiscal 2002
             Series A                                          3.25   10/02/2002    1,006
      500  Northport-East Union Free School District GO,
             Series 2000 (INS)(1)                              5.38    6/01/2002      503
      506  Odessa-Montour CSD GO,
             Series 2002 (INS)(1)                              4.20    6/15/2002      509

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                    COUPON        FINAL
   AMOUNT  SECURITY                                            RATE     MATURITY    VALUE
-----------------------------------------------------------------------------------------
           Orange County IDA RB,
    $ 420    Series 2001A (INS)(5)                             3.00%  12/01/2002  $   421
      145    Series 2001B (INS)(5)                             3.00   12/01/2002      146
      420  Richfield Springs CSD GO,
             Series 2002 (INS)(1)                              4.13    6/15/2002      422
    2,290  State MLO COP                                       5.00    9/01/2002    2,314
           State Power Auth. CP Notes,
    1,750    Series 1                                          1.20    4/09/2002    1,750
    2,250    Series 2                                          1.20    4/08/2002    2,250
      300  Thruway Auth. RB,
             Series 1996A (INS)(2)                             4.50    4/01/2002      300
      450  West Seneca GO,
             Series 2001 (INS)(1)                              4.20    4/01/2002      450

           PUERTO RICO (3.8%)
    2,000  Government Development Bank CP                      1.25    4/29/2002    2,000
    1,742  Government Development Bank CP                      1.30    5/08/2002    1,742
                                                                                  -------
           Total fixed-rate instruments (cost: $26,774)                            26,774
                                                                                  -------

           TOTAL INVESTMENTS (COST: $99,074)                                      $99,074
                                                                                  =======

P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Nursing/CCRC                                            23.2%
Community Service                                       19.5
General Obligation                                      15.4
Education                                                7.8
Special Assessment/Tax/Fee                               5.9
Hospital                                                 5.7
Appropriated Debt                                        4.9
Multifamily Housing                                      4.1
Electric/Gas Utility                                     4.0
Banks                                                    3.8
Escrowed Bonds                                           1.8
Buildings                                                1.4
Single-Family Housing                                    1.0
Water/Sewer Utility                                      1.0
Other                                                    0.3
                                                        ----
Total                                                   99.8%
                                                        ====

17

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. At March 31, 2002, these securities represented 6.3% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

ASSETS
       Investments in securities                                                          $     99,074
       Cash                                                                                        139
       Receivables:
         Capital shares sold                                                                        30
         Interest                                                                                  310
                                                                                          ------------
             Total assets                                                                       99,553
                                                                                          ------------

LIABILITIES
       Capital shares redeemed                                                                     197
       USAA Investment Management Company                                                           31
       USAA Transfer Agency Company                                                                  3
       Accounts payable and accrued expenses                                                         4
       Dividends on capital shares                                                                   4
                                                                                          ------------
             Total liabilities                                                                     239
                                                                                          ------------
                 Net assets applicable to capital shares outstanding                      $     99,314
                                                                                          ============

REPRESENTED BY:
       Paid-in capital                                                                         $99,314
                                                                                          ============
       Capital shares outstanding                                                               99,314
                                                                                          ============
       Authorized shares of $.01 par value                                                   1,060,000
                                                                                          ============
       Net asset value, redemption price, and offering price per share                    $       1.00
                                                                                          ============

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND
YEAR ENDED MARCH 31, 2002

NET INVESTMENT INCOME

   Interest income                                                       $2,374
                                                                         ------
   Expenses:
      Management fees                                                       376
      Administrative and servicing fees                                      67
      Transfer agent's fees                                                  41
      Custodian's fees                                                       43
      Postage                                                                12
      Shareholder reporting fees                                             12
      Directors' fees                                                         5
      Professional fees                                                      37
      Insurance                                                              10
      Other                                                                   4
                                                                         ------
         Total expenses                                                     607
      Expenses reimbursed                                                   (30)
      Expenses paid indirectly                                               (3)
                                                                         ------
         Net expenses                                                       574
                                                                         ------
            Net investment income                                        $1,800
                                                                         ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA NEW YORK MONEY MARKET FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                    2002             2001
                                                              --------------------------
   Net investment income                                      $   1,800         $  2,904
                                                              --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (1,800)          (2,904)
                                                              --------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     80,833           90,910
   Dividend reinvestments                                         1,684            2,782
   Cost of shares redeemed                                      (84,008)         (70,835)
                                                              --------------------------
      Increase (decrease) in net assets from
         capital share transactions                              (1,491)          22,857
                                                              --------------------------
   Net increase (decrease) in net assets                         (1,491)          22,857

NET ASSETS
   Beginning of period                                          100,805           77,948
                                                              --------------------------
   End of period                                              $  99,314         $100,805
                                                              ==========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   80,833           90,910
   Shares issued for dividends reinvested                         1,684            2,782
   Shares redeemed                                              (84,008)         (70,835)
                                                              --------------------------
      Increase (decrease) in shares outstanding                  (1,491)          22,857
                                                              ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-endmanagement investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA New York Money Market Fund (the Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                   at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Directors.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

                The character of distributions made during the year from net investment income or net realized gains may differ from their

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

                ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:

                                                                 2002          2001
                ----------------------------------------------------------------------
                Tax-exempt income                             $1,800,000    $2,904,000

                As of March 31, 2002, the components of net assets on a tax basis were as follows:

                Undistributed tax-exempt income                                 $4,000

             C. INVESTMENTS IN SECURITIES - Security transactions are
                accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

             D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $3,000.

23

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

             E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

             F. INSURANCE EXPENSE - The Fund had in place an insurance policy that was effective until November 30, 2001. The purpose of this coverage was to protect the Fund against bond defaults and similar events. During the year ended March 31, 2002, the Fund had no claims under this policy.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short- term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

(3) DISTRIBUTIONS
-------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

           Cost of purchases and proceeds from sales/maturities of securities, for the year ended March 31, 2002, were $351,650,000 and $354,074,000, respectively.

           At March 31, 2002, the cost of securities, for federal income tax purposes, was $99,074,000.

(5) TRANSACTIONS WITH MANAGER
-------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets.

                Effective August 1, 2002, the Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.60% of its annual average net assets through July 31, 2002, after the effect of any custodian fee offset arrangements. Prior to August 1, 2001, the voluntary expense limitation was 0.50% of annual average net assets.

25

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

             B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly at an annualized rate of 0.10% of the Fund's monthly average net assets.

             C. TRANSFER AGENT'S FEES -  USAA Transfer Agency Company, d/b/a
                USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per shareholder was $28.50.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

                Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED MARCH 31,
                                             -------------------------------------------------------------------------
                                                2002             2001             2000             1999           1998
                                             -------------------------------------------------------------------------
Net asset value at
   beginning of period                       $  1.00         $   1.00          $  1.00          $  1.00        $  1.00
Income from investment operations:
   Net investment income                         .02              .03              .03              .03            .03
Less distributions:
   From net investment income                   (.02)            (.03)            (.03)            (.03)          (.03)
                                             -------------------------------------------------------------------------
Net asset value at end of period             $  1.00         $   1.00          $  1.00          $  1.00        $  1.00
                                             =========================================================================
Total return (%)*                               1.79             3.62             3.02             2.90           3.29
Net assets at end of period (000)            $99,314         $100,805          $77,948          $68,834        $62,226
Ratio of expenses to
   average net assets (%)                        .57(a,b)         .50              .50              .50            .50
Ratio of expenses to average net
   assets excluding
   reimbursements (%)                            .60(a)           .58              .58              .60            .63
Ratio of net investment income
   to average net assets (%)                    1.77             3.54             3.00             2.86           3.23

  * Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.
(b) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.60% of the Fund's average net assets.

27

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least oncee very five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds Directors, you may call 1-800-531-8181 to request a free copy of the Funds statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

....C O N T I N U E D
====================------------------------------------------------------------

INTERESTED DIRECTORS(1)

                  ROBERT G. DAVIS(2)
                  Director and Chairman of the Board of Directors
                  Born: November 1946

                  President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                  CHRISTOPHER W. CLAUS(2)
                  Director, President, and Vice Chairman of the Board of
                  Directors
                  Born: December 1960


                  President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/ Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                  DAVID G. PEEBLES(4)
                  Director and Vice President
                  Born: October 1939

                  Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

29

....C O N T I N U E D
====================------------------------------------------------------------
                     INFORMATION

                  IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
-------------------------------------------------------------------------------

                  BARBARA B. DREEBEN(3,4,5,6)
                  Director
                  Born: June 1945

                  President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  ROBERT L. MASON, PH.D.(3,4,5,6)
                  Director
                  Born: July 1946

                  Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  MICHAEL F. REIMHERR(3,4,5,6)
                  Director
                  Born: August 1945

                  President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal

....C O N T I N U E D
====================------------------------------------------------------------

                  financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  LAURA T. STARKS,PH.D. (3,4,5,6)
                  Director
                  Born: February 1950

                  Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  RICHARD A. ZUCKER(2,3,4,5,6)
                  Director
                  Born: July 1943

                  Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  (2) MEMBER OF EXECUTIVE COMMITTEE

                  (3) MEMBER OF AUDIT COMMITTEE

                  (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                  (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                  (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                      THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX
                      78265-9430.

31

....C O N T I N U E D
====================------------------------------------------------------------
                     INFORMATION

INTERESTED OFFICERS(1)

                  KENNETH E. WILLMANN
                  Vice President
                  Born: August 1946

                  Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                  MICHAEL D. WAGNER
                  Secretary
                  Born: July 1948

                  Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                  MARK S. HOWARD
                  Assistant Secretary
                  Born: October 1963

                  Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

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                                                                              32

....C O N T I N U E D
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                  DAVID M. HOLMES
                  Treasurer
                  Born: June 1960

                  Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                  ROBERTO GALINDO, JR.
                  Assistant Treasurer
                  Born: November 1960

                  Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                  (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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                   TRUSTEES   Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P. O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
          USAA TOUCHLINE(R)   For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
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[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

40865-0502                                   (C)2002, USAA. All rights reserved.